INVENTORIES	12 Months Ended
Aug. 31, 2020
Inventories [Abstract]
INVENTORIES [Text Block]

8. INVENTORIES

The Company's inventories are comprised of the following balances as of August 31, 2020 and August 31, 2019:

	AUGUST 31, 2020
		FAIR VALUE
	CAPITALIZED COST	ADJUSTMENT	CARRY ING VALUE
Plants in drying stage	$2,036	$1,841	$3,877
Dry cannabis
Available for packaging	13,124	7,808	20,932
Packaged inventory	3,707	1,956	5,663
Flower and trim available for extraction	849	1,062	1,911
Concentrated extract	13,252	6,130	19,382
Formulated extracts
Available for packaging	1,097	384	1,481
Packaged inventory	1,045	226	1,271
Packaging and supplies	11,848	—	11,848
	$46,958	$19,407	$66,365

	AUGUST 31, 2019
		FAIR VALUE
	CAPITALIZED COST	ADJUSTMENT	CARRY ING VALUE
Plants in drying stage	$1,945	$4,256	$6,201
Dry cannabis
Available for packaging	5,261	12,718	17,979
Packaged inventory	4,205	2,549	6,754
Flower and trim available for extraction	4,433	12,193	16,626
Concentrated extract	15,393	21,573	36,966
Formulated extracts
Available for packaging	754	1,121	1,875
Packaged inventory	728	425	1,153
Packaging and supplies	5,590	—	5,590
	$38,309	$54,835	$93,144

Flower and trim available for extraction are converted into concentrated extract, which can then be used for oil formulation (combining with a carrier oil) or other products such as edibles, and beverage and vaporizable products.

The amount of inventory expensed in cost of sales for the year ended August 31, 2020 was $42,872 (August 31, 2019 - $35,224). The amount of inventory write-down, provision, and plant waste included in cost of sales for the year ended August 31, 2020 was $45,270 (August 31, 2019 - $4,733), which relates to the production or purchase costs of these inventories and biological assets (refer to Note 7 for the write-down and provisions against the fair value component of these inventories).

Inventory write-down and provision relating to excess and unsaleable inventories for the year ended August 31, 2020 was $32,831 (August 31, 2019 - $744), of which $20,251 (August 31, 2019 - $nil) related to concentrated extract and flower and trim available for extraction.  Inventory write-down related to adjustments to net realizable value during the year ended August 31, 2020 was $2,753 (August 31, 2019 - $nil).  Inventory write-offs for the year ended August 31, 2020 related to abnormal plant waste due to lack of sufficient staffing as a result of COVID-19 was $5,048 (August 31, 2019 - $nil).